Capital Stock - Series C & Series D (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 13, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Feb. 29, 2024	May 31, 2023	May 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Series D
Capital Stock
Proceeds from related party equity investments	$ 13,000
Realted party equity investments	$ 15,000
Forge Nano, Inc.
Capital Stock
Proceeds from issuance of Series C preferred stock													$ 6,290
Issuance of Series C preferred stock (in shares)									90,325	172,187		229,006	82,313
Number of shares issued upon conversion										19,814		19,814
Preferred stock, par value (in dollars per share)			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Aggregate proceeds from series D equity financing		$ 42,000		$ 41,849
Investment amount											$ 4,072
Forge Nano, Inc. | Series C preferred stock
Capital Stock
Proceeds from issuance of Series C preferred stock					$ 5	$ 1,300
Preferred stock, issue price					$ 76.42	$ 76.42	$ 76.42
Issuance of Series C preferred stock (in shares)					65,430
Preferred stock, par value (in dollars per share)			0.0001						0.0001		$ 0.0001	0.0001	0.0001
Forge Nano, Inc. | Series C preferred stock | Hanwha Corporation and Hanwha Aerospace
Capital Stock
Proceeds from issuance of Series C preferred stock							$ 15,000
Forge Nano, Inc. | Series C preferred stock | Orion Infrastructure Capital (OIC)
Capital Stock
Proceeds from issuance of Series C preferred stock							$ 5
Preferred stock, issue price							$ 76.42
Forge Nano, Inc. | Series D
Capital Stock
Preferred stock, par value (in dollars per share)			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from related party equity investments				37,800
Realted party equity investments			$ 15,000
Aggregate proceeds from series D equity financing								$ 87,300	$ 63,400			$ 48,200
Forge Nano, Inc. | Series D Convertible Note
Capital Stock
Principal amount of debt converted				$ 3,905
Number of shares issued upon conversion				19,814
Preferred stock, par value (in dollars per share)		$ 0.0001		$ 0.0001						$ 0.0001
Conversion price		157.66		$ 157.66						157.66
Debt Instrument, Convertible, Conversion Price, Discount Percentage				20.00%
Share Price		$ 197.07		$ 197.07						$ 197.07
Convertible debt extinguished				$ 3,905
Impact of conversion on convertible debt and warrants				$ 0
Forge Nano, Inc. | Subsequent events
Capital Stock
Aggregate proceeds from series D equity financing									$ 63,596